STOCKHOLDERS' EQUITY - Warrant activity (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Options Outstanding.
Balance at the beginning	255,147	251,847	251,847
Exercised	(77,679)
Balance at the end	176,142	265,102	255,147	251,847
Warrants
Options Outstanding.
Balance at the beginning	1,415,000	23,309	23,309
Granted			1,415,000	23,309
Exercised			(17,889)
Cancelled/forfeited			(5,420)
Balance at the end	1,415,000		1,415,000	23,309
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 9.76	$ 0.06	$ 0.06
Granted (in dollars per share)			12.77	$ 0.06
Exercised (in dollars per share)			0.06
Cancelled/forfeited (in dollars per share)			0.06
Balance at the end (in dollars per share)	$ 9.76		$ 9.76	$ 0.06
Weighted Average Remaining Contractual Term (in years)
Weighted Average Remaining Contractual Term (in years)	5 years 2 months 19 days		5 years 4 months 2 days	9 months
Granted (in years)			5 years 4 months 2 days	9 months